TAXES PAYABLE	12 Months Ended
Sep. 30, 2012
Tax Disclosure [Abstract]
TAXES PAYABLE

NOTE 16. TAXES PAYABLE

Taxes payable consisted of the following:

	As of September 30, 2012	As of September 30, 2011
	US$(’000)	US$(’000)
Enterprise income tax payable	480	464
Individual income tax	736	507
Other taxes payable	457	1077
Total	1,673	1,542